Stock Incentive Plans (Performance Award Transactions) (Details)	12 Months Ended
Dec. 31, 2011
Shares forfeited or unearned	0
2006 Plan [Member]
Shares awarded but not earned at January 1	1,916,254
Shares awarded	1,490,853
Shares forfeited or unearned	(1,199,126)
Shares earned	0
Shares awarded but not earned at December 31	2,207,981